Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	Nov. 30, 2023
UltraEmerging Markets ProFund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Important Information About the FundIf the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:•Your return may be higher or lower than the Daily Target, and this difference may be significant.•Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.•Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.•The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	UltraEmerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P Emerging 50 ADR Index (USD) (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 292% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	292.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Daily Target.The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who are domiciled in an emerging market and thatalso have a level II or III ADR program, New York Shares or Global Registered Shares listed with the New York Stock Exchange or Nasdaq. Securities eligible for inclusion in the Index are evaluated to ensure their overall consistency with the character, design and purpose of the Index, which is to further its use as an effective benchmark. Decisions regarding additions to and removals from the Index are guided by certain pre-existing objective criteria. As of August 31, 2023, the Index consists of the following emerging market countries: Brazil, China, Chile, India, Indonesia, Mexico, South Africa, South Korea and Taiwan. More information about the Index is published under the Bloomberg ticker symbol “BKTEM.”Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in component securities of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.•Equity Securities — Common stock issued by public companies.•Depositary Receipts — The Fund may invest in depositary receipts, which principally include:○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.•Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.•Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.ProFund Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective.The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no share redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no shares issued). As a result, the Fund’s exposure will need to be decreased.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	The Index’s annualized historical volatility rate for the five-year period ended July 31, 2023 was 26.65%. The Index’s highest July to July volatility rate during the five-year period was 32.81% (July 31, 2020). The Index’s annualized total return performance for the five-year period ended July 31, 2023 was 3.18%. Historical Index volatility and performance do not predict future Index volatility and performance.For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results for Investor Class shares have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.Performance for Service Class shares would differ to the extent their fees and expenses differ. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.profunds.com).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results for Investor Class shares have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	(www.profunds.com)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter(ended12/31/2020):43.30%Worst Quarter(ended3/31/2020):-47.10%Year-to-Date(ended9/30/2023):2.63%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsAs of December 31, 2022
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold the Fund’s shares through tax-deferred arrangements, such as a retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Average annual total returns are shown on a before- and after-tax basis for Investor Class shares only. After-tax returns for Service Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average annual total returns are shown on a before- and after-tax basis for Investor Class shares only. After-tax returns for Service Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold the Fund’s shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
UltraEmerging Markets ProFund | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
UltraEmerging Markets ProFund | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
UltraEmerging Markets ProFund | Holding Period Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index.The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises.The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.Estimated Fund ReturnsIndex PerformanceOne Year Volatility RateOneYearIndexTwo times(2x) theOne YearIndex10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
UltraEmerging Markets ProFund | Correlation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
UltraEmerging Markets ProFund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Risks Associated with the Use of Derivatives — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected. To the extent to the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk since the performance of an ETF may not track the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
UltraEmerging Markets ProFund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
UltraEmerging Markets ProFund | Foreign-EM Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Foreign Investments/Emerging Markets — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
UltraEmerging Markets ProFund | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
UltraEmerging Markets ProFund | Foreign Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Foreign Currency Risk — Investments linked to or denominated in foreign currencies are exposed to additional risk factors versus those investments denominated in U.S. dollars and linked to U.S. investments. The value of an investment linked to or denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.
UltraEmerging Markets ProFund | Money Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
UltraEmerging Markets ProFund | Concentration-Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of July 31, 2023, the Index had a significant portion of its value in issuers in the semiconductors and semiconductor equipment, banks and retailing industry groups .
UltraEmerging Markets ProFund | Semiconductor Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	○Semiconductors and Semiconductor Equipment Industry Risk — Companies in this sector may experience: intense competition, wide fluctuations in securities prices due to risks of rapid obsolescence of products, significant research costs, and limited product lines, markets, financial resources or personnel. Companies in this sector may also be affected by risks that affect the broader technology sector.
UltraEmerging Markets ProFund | Banks Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	○Banks Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization; adverse effects on profitability due to increases in interest rates or loan losses; severe price competition; economic conditions; credit rating downgrades; and increased inter-sector consolidation and competition.
UltraEmerging Markets ProFund | Retailing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	○Retailing Industry Risk — Companies in this sector may be affected by: changes in domestic and international economies, consumer confidence,disposable household income and spending, consumer preferences, and competition.
UltraEmerging Markets ProFund | Geographic Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Geographic Concentration Risk — Because the Fund focuses its investments in one or more foreign countries, an investment in the Fund may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and subject to the related risks. As of July 31, 2023, the Index had a significant portion of its value in issuers in China, Taiwan and India.
UltraEmerging Markets ProFund | Chinese Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	○Chinese Investments Risk — Investments in securities of issuers in China include risks such as, less developed or less efficient trading markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; and a lack of publicly available information China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets.
UltraEmerging Markets ProFund | Taiwan Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	○Taiwan Investments Risk — Investments in securities of issuers in Taiwan are subject to risks, including, but not limited to, legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries, which may materially affect the Taiwanese companies. Investments in securities of Taiwanese companies are subject to Taiwan’s heavy dependence on exports. Reductions in spending on Taiwanese products and services, labor shortages, institution of tariffs or other trade barriers, or a downturn in any of the economies of Taiwan’s key trading partners, including the United States, may have an adverse impact on the Taiwanese economy and the values of Taiwanese companies.
UltraEmerging Markets ProFund | Indian Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	○Indian Investments Risk — Investments in securities of issuers in India include risks such as, greater government control over the economy, including the risk that the Indian government may decide not to continue to support economic reform programs, political and legal uncertainty, competition from low-cost issuers of other emerging economies, currency fluctuations or blockage of foreign currency exchanges and the risk of nationalization or expropriation of assets. India has been prone to natural disasters, such as earthquakes and tsunamis which could have a significant negative impact on its economy.
UltraEmerging Markets ProFund | Index Performance Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProFund Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
UltraEmerging Markets ProFund | Active Investor Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Active Investor Risk —The Fund permits short-term trading of its securities. This may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.
UltraEmerging Markets ProFund | Early Close Late Close Trading Halt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
UltraEmerging Markets ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	$ 10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.04%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.78%
1 Year	rr_ExpenseExampleYear01	$ 181
3 Years	rr_ExpenseExampleYear03	615
5 Years	rr_ExpenseExampleYear05	1,074
10 Years	rr_ExpenseExampleYear10	$ 2,348
2013	rr_AnnualReturn2011	(13.80%)
2014	rr_AnnualReturn2012	(8.69%)
2015	rr_AnnualReturn2013	(34.19%)
2016	rr_AnnualReturn2014	17.85%
2017	rr_AnnualReturn2015	75.03%
2018	rr_AnnualReturn2016	(31.83%)
2019	rr_AnnualReturn2017	46.76%
2020	rr_AnnualReturn2018	43.24%
2021	rr_AnnualReturn2019	(36.21%)
2022	rr_AnnualReturn2020	(37.37%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(47.10%)
OneYear	rr_AverageAnnualReturnYear01	(37.37%)
FiveYears	rr_AverageAnnualReturnYear05	(10.56%)
TenYears	rr_AverageAnnualReturnYear10	(4.80%)
InceptionDate	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2006
UltraEmerging Markets ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	$ 10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	3.04%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.78%
1 Year	rr_ExpenseExampleYear01	$ 281
3 Years	rr_ExpenseExampleYear03	915
5 Years	rr_ExpenseExampleYear05	1,574
10 Years	rr_ExpenseExampleYear10	$ 3,337
OneYear	rr_AverageAnnualReturnYear01	(38.03%)
FiveYears	rr_AverageAnnualReturnYear05	(11.46%)
TenYears	rr_AverageAnnualReturnYear10	(5.76%)
InceptionDate	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2006
UltraEmerging Markets ProFund | After Taxes on Distributions | Investor
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(37.53%)
FiveYears	rr_AverageAnnualReturnYear05	(10.63%)
TenYears	rr_AverageAnnualReturnYear10	(4.85%)
UltraEmerging Markets ProFund | After Taxes on Distributions and Sales of Shares | Investor
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(22.01%)
FiveYears	rr_AverageAnnualReturnYear05	(7.58%)
TenYears	rr_AverageAnnualReturnYear10	(3.44%)
UltraEmerging Markets ProFund | S&P Emerging 50 ADR Index (USD)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(14.94%)	[2]
FiveYears	rr_AverageAnnualReturnYear05	(0.29%)	[2]
TenYears	rr_AverageAnnualReturnYear10	1.65%	[2]

[1]	ProFund Advisors LLC (“ProFund Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.78% for Investor Class shares and 2.78% for Service Class shares through November 30, 2024. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years subject to certain limitations.
[2]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.